Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (25,120,496)	$ (6,802,926)	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Adjustments to reconcile net income (loss) to net cash
Depreciation and amortization	90,315	59,364	79,819	69,564	29,922
Gain on the sale of property and equipment				(20,682)
Provisions and allowances		60,000	67,275
Gain on sale of investments and property and equipment		(9,600)	(9,600)
Market value of securities received for services			(203,165)
Charges from escrow deposits	280,400
Inventory valuation reserve	497,439
Market value of securities received for services		(190,132)		(1,166,000)
Change in fair value of derivative liability	(509,057)	(548,315)	1,805,990
Amortization of debt discount	8,121,537	216,224	935,290
Financing costs	2,822,011
Stock based compensation	5,331,382	1,031,640	4,415,799
Changes in operating assets and liabilities
Accounts receivable	8,774	213,424	263,686	518,171	(1,042,000)
Inventories	275,953	110,788	(328,250)	(48,180)	(316,254)
Deposits in escrow	55,076		(400,476)
Prepaid insurance	(208,937)
Prepaid expenses and other assets	(172,796)	(896,954)	17,021	(36,725)
Deferred costs	(299,018)
Accounts payables	2,521,976	907,684	1,723,759	(393,458)	190,668
Accrued interest payable	214,886		372,990
Accrued expenses	(487,834)		468,064
Accrued settlement and severance expenses	912,065
Customer deposits	(468,468)	807,347	924,747	675,762
Deferred revenue	(175,078)	390,311	88,985	(716,409)	1,451,030
Net cash used in operating activities	(6,124,372)	(4,651,145)	(6,319,400)	(3,743,397)	(1,444,871)
Cash flows from investing activities
Issuance of note receivable		(115,000)		(115,000)
Receipts on notes receivable, net			115,000		104,650
Purchase of property and equipment	(14,795)	(32,982)	(46,729)	(134,451)
Purchase of real estate	(500,000)	(399,594)	(399,594)
Purchase of intangible assets		(166,183)	(87,474)
Advances for investments				(1,250,000)
Construction in Progress	(68,959)
Net cash used in investing activities	(583,754)	(713,759)	(418,797)	(1,499,451)	104,650
Cash flows from financing activities
Receipts on advances to officer					177,050
Contribution from related parties				810,000	561,000
Payments on a long term debt				(16,307)	(15,771)
Payments on (proceeds from) notes payable	(3,535)	(75,000)	(75,000)	(150,000)	50,000
Dividends paid to subsidary's shareholders					(49,965)
Proceeds from (payments on) Related parties notes payable	(624,888)	379,880	567,083	(746,285)	744,038
Proceeds from issuance of notes payable		299,605	261,434
Proceeds from issuance of common stock		2,442,859	2,442,859	4,486,541	858,415
Proceeds from issuance of convertible notes payable, net	7,432,128	3,500,000	3,475,000
Proceeds from issuance of convertible notes payable from related parties	150,000
Net cash provided by financing activities	6,953,705	6,547,344	6,671,376	4,383,949	2,324,767
Net decrease (increase) in cash	245,579	1,182,440	(66,821)	(858,899)	984,546
Cash and cash equivalents, beginning of period	101,182	168,003	168,003	1,026,902	42,356
Cash and cash equivalents, end of period	346,761	1,350,443	101,182	168,003	1,026,902
Supplemental disclosures of cash flow information:
Cash paid for interest	1,151	37,078	2,834	2,106	4,975
Cash paid for income tax	0	0		10,851	59,141
Non- cash investing and financing activities:
Marketable securities received for accounts receivable			(184,000)	184,800	125,000
Common stock issued upon debt conversion	6,261,474
Liabilities assumed for Vaporfection				73,739
Purchase of land with notes payable	5,000,000
Cancellation of preferred stock				3,000
Treasury stock received for sale of advances on investments			1,200,000
Common stock warrants issued for Vaporfection		$ 190,132		1,166,000
Directors [Member]
Changes in operating assets and liabilities
Accrued expenses	185,498
Repayments Of Debt [Member]
Non- cash investing and financing activities:
Common stock issued				53,500
Stock Issued For Accounts Payable [Member]
Non- cash investing and financing activities:
Common stock issued	$ 364,728		$ 316,065	$ 119,536
Stock Issued For Related Party Notes Payable [Member]
Non- cash investing and financing activities:
Common stock issued					125,000
PVM International Inc. (PVMI) [Member]
Non- cash investing and financing activities:
Common stock issued					$ 2,000